FAIR VALUE MEASUREMENTS - Initial Measurement (Details)	Nov. 09, 2020 shares	Oct. 27, 2020 USD ($) D $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants in a unit | shares	0.33
Price of warrant | $ / shares		$ 1.60
Aggregate values of warrants issued | $		$ 17,600,000	$ 17,801,733	$ 24,945,850
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		0.34
Trading days per year
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | D		252
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		27.0
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | $ / shares		11.50
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | $ / shares		10.00
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate values of warrants issued | $		$ 6,900,000	6,895,734	9,663,101
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares in a unit | shares	1	1
Number of warrants in a unit | shares		0.25
Aggregate values of warrants issued | $		$ 10,700,000	$ 10,906,000	$ 15,282,749